Janus Henderson High-Yield Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson High-Yield Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 566
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,626
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,939
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,831
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	961
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	853
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,892
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,138